Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Statement of Financial Position [Abstract]
Cash and cash equivalents	$ 19,402	$ 5,249
Account receivable (Note 3)	1,345,080	1,462,698
Share subscription receivable (Note 4)	827,710	827,710
Total current assets	2,192,192	2,295,657
Accruals and other payables (Note 6)	1,718,655	1,535,335
Loans payable (Note 7)	382,257	359,549
Total current liabilities	2,100,912	1,894,884
Net Assets	91,280	400,773
Preferred stock, $0.001 par value, authorized: 100,000,000 shares. Nil shares issued and outstanding
Common stock, $0.001 par value, authorized: 50,000,000 shares. 16,191,529 shares issued and outstanding as of December 31, 2019 and September 30, 2019 , respectively	16,191	16,191
Additional paid-in capital	40,114,606	40,114,606
Accumulated deficiency	(41,048,510)	(40,661,350)
Accumulated other comprehensive income	1,008,993	931,326
Shareholders’ Equity	$ 91,280	$ 400,773